TOUCHSTONE
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                                The Mark of Excellence in Investment Management


September 9, 2002


Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Re:  Touchstone Strategic Trust
     File No. 2-80859

Ladies and Gentlemen:

Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  the  undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Touchstone Strategic Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 48) has been filed electronically.

Very truly yours,

/s/ Betsy Santen

Betsy Santen
Assistant Secretary



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